UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith	Alan Goldberg Stradley Ronon Stevens & Young, LLP
One State Farm Plaza Bloomington, Illinois 61710-0001	191 North Wacker Dr., Suite 1601 Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2017

Date of reporting period: 02/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks (98.27%)
Agriculture, Foods, & Beverage (11.32%)
Archer-Daniels-Midland Co.	3,477,500	$163,338,175
Coca-Cola Co., The	2,054,600	86,211,016
Kellogg Co.	930,000	68,885,100
McCormick & Company Inc.	428,600	42,182,812
Nestle SA ADR	1,175,800	86,644,702
PepsiCo Inc.	641,400	70,797,732

		518,059,537

Banks (5.78%)
M&T Bank Corp.	213,400	35,631,398
Northern Trust Corp.	422,700	36,922,845
U.S. Bancorp	710,821	39,095,155
Wells Fargo & Co.	2,643,100	152,982,628

		264,632,026

Building Materials & Construction (2.74%)
Vulcan Materials Co.	1,039,200	125,337,912

Chemicals (4.97%)
Air Products & Chemicals Inc.	830,000	116,590,100
Croda International PLC	24,910	1,083,041
E.I. du Pont de Nemours & Co.	229,200	18,001,368
International Flavors & Fragrances Inc.	525,000	65,992,500
Novozymes A/S B Shares	344,484	13,234,237
Versum Materials Inc. (a)	415,000	12,578,650

		227,479,896

Computer Software & Services (2.90%)
Alphabet Inc. Class A (a)	112,635	95,168,690
Alphabet Inc. Class C (a)	5,916	4,870,110
Automatic Data Processing Inc.	109,900	11,277,938
CDK Global Inc.	36,633	2,433,530
Facebook Inc. Class A (a)	82,675	11,205,770
SAP SE	83,800	7,797,682

		132,753,720

Computers (6.13%)
Apple Inc.	1,287,217	176,335,857
International Business Machines Corp.	580,000	104,295,600

		280,631,457

Consumer & Marketing (6.47%)
AptarGroup Inc.	677,405	50,473,447
Colgate-Palmolive Co.	872,600	63,682,348
Procter & Gamble Co., The	1,765,155	160,752,666
Unilever NV New York Shares	451,152	21,353,024

		296,261,485

Electronic/Electrical Manufacturing (4.84%)
Emerson Electric Co.	729,400	43,836,940
General Electric Co.	3,744,419	111,621,130
Linear Technology Corp.	1,023,400	66,091,172

		221,549,242

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.91%)
Berkshire Hathaway Inc. Class A (a)	162	$41,650,200
Berkshire Hathaway Inc. Class B (a)	143	24,513

		41,674,713

Health Care (15.48%)
Abbott Laboratories	847,500	38,205,300
AbbVie Inc.	847,500	52,409,400
Agilent Technologies Inc.	548,071	28,116,042
Amgen Inc.	159,250	28,112,402
Celgene Corp. (a)	61,800	7,632,918
Eli Lilly and Co.	997,000	82,561,570
Johnson & Johnson	2,481,600	303,276,336
Merck & Co. Inc.	296,750	19,546,922
Novo Nordisk A/S Sponsored ADR	357,416	12,627,507
Pfizer Inc.	2,239,031	76,395,738
Roche Holding AG Sponsored ADR	732,281	22,275,988
Zoetis Inc.	705,696	37,620,654

		708,780,777

Machinery & Manufacturing (9.87%)
3M Co.	564,000	105,101,400
ASML Holding NV NY Reg. Shares	364,933	44,408,697
Caterpillar Inc.	1,162,621	112,378,946
Deere & Co.	42,900	4,697,121
Donaldson Company Inc.	765,513	32,878,783
HNI Corp.	1,439,200	65,944,144
Illinois Tool Works Inc.	652,500	86,136,525

		451,545,616

Media & Broadcasting (6.56%)
Walt Disney Co., The	2,728,640	300,395,978

Mining & Metals (2.34%)
BHP Billiton PLC	941,859	15,146,237
Nucor Corp.	531,200	33,237,184
Rio Tinto PLC	476,280	19,462,238
Rio Tinto PLC ADR	907,200	37,666,944
South32 Ltd.	941,859	1,786,030

		107,298,633

Oil & Gas (10.63%)
Chevron Corp.	1,060,000	119,250,000
Devon Energy Corp.	212,204	9,201,165
Dril-Quip Inc. (a)	16,100	987,735
Enbridge Inc.	393,550	16,470,068
Exxon Mobil Corp.	2,615,200	212,668,064
Imperial Oil Ltd.	25,300	791,384
Noble Energy Inc.	89,300	3,251,413
Royal Dutch Shell PLC ADR Class A	456,900	23,708,541
Royal Dutch Shell PLC Class B	2,037,807	54,895,177
Schlumberger Ltd.	564,642	45,374,631

		486,598,178

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.08%)
Wal-Mart Stores Inc.	1,339,100	$94,982,363

Telecom & Telecom Equipment (3.41%)
AT&T Inc.	2,140,534	89,452,916
Corning Inc.	1,284,600	35,467,806
Verizon Communications Inc.	624,900	31,013,787

		155,934,509

Transportation (1.29%)
GATX Corp.	190,700	11,075,856
Union Pacific Corp.	442,075	47,717,576

		58,793,432

Utilities & Energy (0.55%)
Duke Energy Corp.	306,966	25,340,043

Total Common Stocks
(cost $1,573,093,298)		4,498,049,517

Short-term Investments (1.32%)
JPMorgan U.S. Government Money Market Fund Capital Shares	60,589,390	60,589,390

Total Short-term Investments
(cost $60,589,390)		60,589,390

TOTAL INVESTMENTS (99.59%)
(cost $1,633,682,688)		4,558,638,907
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.41%)		18,757,605

NET ASSETS (100.00%)		$4,577,396,512

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks (62.09%)
Agriculture, Foods, & Beverage (6.58%)
Archer-Daniels-Midland Co.	940,561	$44,178,148
Campbell Soup Co.	26,000	1,543,100
Coca-Cola Co., The	410,000	17,203,600
Kellogg Co.	310,000	22,961,700
Nestle SA ADR	319,174	23,519,932
PepsiCo Inc.	110,100	12,152,838

		121,559,318

Banks (4.01%)
M&T Bank Corp.	58,300	9,734,351
Northern Trust Corp.	104,700	9,145,545
U.S. Bancorp	218,145	11,997,975
Wells Fargo & Co.	747,600	43,271,088

		74,148,959

Building Materials & Construction (1.05%)
Vulcan Materials Co.	160,200	19,321,722

Chemicals (3.81%)
Air Products & Chemicals Inc.	230,000	32,308,100
Dow Chemical Co., The	69,000	4,295,940
E.I. du Pont de Nemours & Co.	132,105	10,375,527
International Flavors & Fragrances Inc.	120,000	15,084,000
Novozymes A/S B Shares	124,350	4,777,224
Versum Materials Inc. (a)	115,000	3,485,650

		70,326,441

Computer Software & Services (2.79%)
Alphabet Inc. Class A (a)	36,687	30,997,947
Alphabet Inc. Class C (a)	3,559	2,929,804
Automatic Data Processing Inc.	47,400	4,864,188
CDK Global Inc.	15,800	1,049,594
Facebook Inc. Class A (a)	49,575	6,719,396
SAP SE	52,800	4,913,098

		51,474,027

Computers (3.84%)
Apple Inc.	318,176	43,586,930
International Business Machines Corp.	152,100	27,350,622

		70,937,552

Consumer & Marketing (3.92%)
AptarGroup Inc.	134,100	9,991,791
Colgate-Palmolive Co.	80,000	5,838,400
Procter & Gamble Co., The	477,700	43,504,139
Unilever NV New York Shares	276,106	13,068,097

		72,402,427

Electronic/Electrical Manufacturing (2.06%)
Emerson Electric Co.	98,600	5,925,860
General Electric Co.	796,300	23,737,703
Linear Technology Corp.	130,100	8,401,858

		38,065,421

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.48%)
Berkshire Hathaway Inc. Class A (a)	34	$8,741,400
Berkshire Hathaway Inc. Class B (a)	533	91,367

		8,832,767

Health Care (8.52%)
Abbott Laboratories	146,675	6,612,109
AbbVie Inc.	92,000	5,689,280
Agilent Technologies Inc.	143,787	7,376,273
Amgen Inc.	70,750	12,489,498
Eli Lilly and Co.	212,000	17,555,720
Johnson & Johnson	417,700	51,047,117
Medtronic PLC	21,600	1,747,656
Merck & Co. Inc.	103,200	6,797,784
Novo Nordisk A/S Sponsored ADR	153,404	5,419,763
Pfizer Inc.	728,140	24,844,137
Roche Holding AG Sponsored ADR	179,815	5,469,972
Zoetis Inc.	229,495	12,234,378

		157,283,687

Machinery & Manufacturing (5.58%)
3M Co.	124,600	23,219,210
ASML Holding NV NY Reg. Shares	82,440	10,032,124
Caterpillar Inc.	262,400	25,363,584
Deere & Co.	72,202	7,905,397
Donaldson Company Inc.	279,017	11,983,780
HNI Corp.	160,000	7,331,200
Illinois Tool Works Inc.	130,600	17,240,506

		103,075,801

Media & Broadcasting (6.37%)
Lee Enterprises Inc. (a)	84,000	218,400
Walt Disney Co., The	1,065,995	117,355,390

		117,573,790

Mining & Metals (2.70%)
BHP Billiton PLC	169,900	2,732,198
Newmont Mining Corp.	29,200	999,808
Nucor Corp.	436,800	27,330,576
Rio Tinto PLC	153,825	6,285,754
Rio Tinto PLC ADR	293,000	12,165,360
South32 Ltd.	169,900	322,178

		49,835,874

Oil & Gas (6.17%)
Chevron Corp.	288,000	32,400,000
Devon Energy Corp.	76,170	3,302,731
Enbridge Inc.	78,375	3,279,994
Exxon Mobil Corp.	512,400	41,668,368
Noble Energy Inc.	39,800	1,449,118
Royal Dutch Shell PLC ADR Class A	216,400	11,228,996
Royal Dutch Shell PLC Class B	163,579	4,406,550
Schlumberger Ltd.	201,727	16,210,782

		113,946,539

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.06%)
Wal-Mart Stores Inc.	276,700	$19,626,331

Telecom & Telecom Equipment (2.06%)
AT&T Inc.	533,359	22,289,073
Corning Inc.	372,300	10,279,203
Verizon Communications Inc.	112,490	5,582,879

		38,151,155

Transportation (0.77%)
GATX Corp.	68,200	3,961,056
Union Pacific Corp.	95,035	10,258,078

		14,219,134

Utilities & Energy (0.32%)
Duke Energy Corp.	72,333	5,971,089

Total Common Stocks
(cost $415,696,550)		1,146,752,034

	Principal amount	Value
Corporate Bonds (22.10%)
Aerospace/Defense (0.68%)
Precision Castparts Corp.
2.250%, 06/15/2020	$1,000,000	$1,006,394
Rolls-Royce PLC (b)
2.375%, 10/14/2020	1,000,000	995,020
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,035,578
Boeing Co.
2.350%, 10/30/2021	1,000,000	1,005,804
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,029,160
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,004,043
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,020,347
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	982,507
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,008,634
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	1,008,362
Lockheed Martin Corp.
3.550%, 01/15/2026	1,000,000	1,022,535
Boeing Co.
2.250%, 06/15/2026	500,000	473,294
General Dynamics Corp.
2.125%, 08/15/2026	500,000	465,065
United Technologies Corp.
2.650%, 11/01/2026	500,000	484,386

		12,541,129

Agriculture, Foods, & Beverage (1.63%)
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,021,236

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Sysco Corp.
5.250%, 02/12/2018	$1,000,000	$1,036,050
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,045,798
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,018,509
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,115,250
PepsiCo Inc.
2.750%, 03/05/2022	1,000,000	1,013,593
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,017,497
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,019,488
Sysco Corp.
2.600%, 06/12/2022	1,000,000	990,245
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	983,901
Kellogg Co.
2.750%, 03/01/2023	1,000,000	989,466
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,005,659
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,991,246
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,300,920
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,055,884
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,043,095
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,056,750
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,017,332
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,041,167
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,013,816
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	996,026
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	989,902
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	481,674
Sysco Corp.
3.300%, 07/15/2026	1,000,000	984,270
Hershey Co.
2.300%, 08/15/2026	1,000,000	942,036
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	941,879

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Danone SA (b)
2.947%, 11/02/2026	$1,000,000	$962,432
General Mills Inc.
3.200%, 02/10/2027	1,000,000	986,626

		30,061,747

Automotive (0.56%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	504,398
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,007,738
2.100%, 01/17/2019	500,000	505,005
Daimler Finance NA LLC (b)
2.250%, 03/02/2020	500,000	499,938
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,011,819
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	984,925
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,016,536
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	974,876
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	484,766
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,040,343
2.625%, 01/10/2023	1,000,000	998,541
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	487,040
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	937,466

		10,453,391

Banks (1.04%)
Bank of America NA
5.300%, 03/15/2017	500,000	500,715
Wachovia Corp.
5.750%, 06/15/2017	750,000	759,858
Wachovia Bank NA
6.000%, 11/15/2017	500,000	515,754
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	515,912
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,006,990
U.S. Bancorp
1.950%, 11/15/2018	1,000,000	1,007,408
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	504,030
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,007,723
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,015,490
PNC Bank NA
2.450%, 11/05/2020	500,000	504,030

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wells Fargo & Co.
3.000%, 01/22/2021	$1,000,000	$1,019,535
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	989,905
PNC Bank NA
2.150%, 04/29/2021	1,000,000	992,246
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,021,402
3.700%, 01/30/2024	500,000	524,660
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,045,190
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,020,391
PNC Bank NA
3.250%, 06/01/2025	500,000	505,797
State Street Corp.
3.550%, 08/18/2025	500,000	516,322
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	965,878
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	485,076
State Street Corp.
2.650%, 05/19/2026	1,000,000	962,143
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	937,609
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	471,992
Wells Fargo & Co.
3.000%, 10/23/2026	500,000	480,126

		19,276,182

Chemicals (0.50%)
Monsanto Co.
1.850%, 11/15/2018	500,000	499,432
Praxair Inc.
2.450%, 02/15/2022	2,000,000	2,000,862
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,253,121
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	993,899
Praxair Inc.
2.700%, 02/21/2023	1,000,000	997,765
Monsanto Co.
2.850%, 04/15/2025	1,000,000	963,756
Praxair Inc.
3.200%, 01/30/2026	1,000,000	1,018,433
Air Liquide Finance (b)
2.500%, 09/27/2026	500,000	475,880
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	962,338

		9,165,486

Commercial Service/Supply (0.14%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	510,618

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
Cintas Corp. No. 2
3.250%, 06/01/2022	$2,000,000	$2,034,488

		2,545,106

Computer Software & Services (1.06%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,016,451
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	504,834
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,147,530
2.125%, 11/15/2022	2,000,000	1,960,776
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,026,532
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	987,202
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,910,135
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,051,917
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,051,580
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,051,482
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,038,638
Intel Corp.
2.600%, 05/19/2026	1,000,000	968,372
Oracle Corp.
2.650%, 07/15/2026	1,000,000	960,190
Microsoft Corp.
2.400%, 08/08/2026	1,000,000	950,253
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	929,973

		19,555,865

Computers (0.33%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,024,705
1.875%, 05/15/2019	3,000,000	3,017,598
1.625%, 05/15/2020	2,000,000	1,982,234

		6,024,537

Consumer & Marketing (1.19%)
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,530,324
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,009,546
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	503,494
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,227,118
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	489,580

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Procter & Gamble Co., The
2.300%, 02/06/2022	$1,000,000	$1,006,984
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,997,260
1.950%, 02/01/2023	1,000,000	971,023
2.100%, 05/01/2023	2,000,000	1,945,058
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,465,508
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	982,413
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,066,600
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	999,320
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,005,385
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	490,695
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	982,658
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	457,019
NIKE Inc.
2.375%, 11/01/2026	1,000,000	948,332

		22,078,317

Electronic/Electrical Manufacturing (0.77%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,024,693
5.250%, 10/15/2018	500,000	529,468
Johnson Controls International PLC
4.250%, 03/01/2021	2,000,000	2,120,472
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,016,549
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	507,030
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,012,357
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	999,731
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,038,790
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,039,920
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,008,555
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,019,610
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	938,339
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	1,908,376

		14,163,890

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (0.64%)
General Electric Capital Corp.
5.625%, 09/15/2017	$500,000	$512,131
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,539,230
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	524,872
Mastercard Inc.
2.000%, 11/21/2021	500,000	496,910
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,081,541
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	296,917
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,013,655
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,013,282
3.625%, 05/13/2024	500,000	512,670
3.125%, 01/23/2025	1,000,000	989,494
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	769,797
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,012,156
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	988,047
Mastercard Inc.
2.950%, 11/21/2026	1,000,000	1,000,440

		11,751,142

Health Care (2.28%)
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,011,510
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,020,479
AstraZeneca PLC
5.900%, 09/15/2017	750,000	767,853
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,051,073
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,006,783
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,011,023
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,009,329
AstraZeneca PLC
1.950%, 09/18/2019	500,000	500,120
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,024,136
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	982,565
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,046,686
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,002,329
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,457,694

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Merck & Co. Inc.
2.400%, 09/15/2022	$1,000,000	$994,451
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,984,754
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,004,567
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	3,030,756
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,054,196
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,580,512
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,044,832
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,553,636
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,040,303
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,011,486
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,030,326
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,010,093
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	955,262
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	988,060
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	993,100
Roche Holdings Inc. (b)
3.000%, 11/10/2025	2,000,000	1,999,142
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,005,827
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,002,579
Johnson & Johnson
2.450%, 03/01/2026	500,000	480,992
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,019,540
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	484,970
Pfizer Inc.
2.750%, 06/03/2026	1,000,000	976,228
Amgen Inc.
2.600%, 08/19/2026	1,000,000	928,322

		42,065,514

Machinery & Manufacturing (1.43%)
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,501,983
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,004,803
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,014,450

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Dover Corp.
5.450%, 03/15/2018	$1,000,000	$1,041,143
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,043,615
3M Co.
1.625%, 06/15/2019	2,000,000	2,011,016
Danaher Corp.
2.400%, 09/15/2020	500,000	505,168
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	508,734
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,137,506
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,011,407
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,009,173
Deere & Co.
2.600%, 06/08/2022	2,000,000	2,008,664
Covidien International
3.200%, 06/15/2022	2,000,000	2,047,878
3M Co.
2.000%, 06/26/2022	1,500,000	1,481,148
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	1,002,936
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	993,343
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,038,267
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,541,042
3M Co.
3.000%, 08/07/2025	2,000,000	2,038,188
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,010,431
3M Co.
2.250%, 09/19/2026	500,000	471,358

		26,422,253

Media & Broadcasting (0.43%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,017,977
1.850%, 05/30/2019	2,000,000	2,010,070
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,046,894
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	1,001,214
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,035,325
2.350%, 01/15/2027	1,000,000	918,911

		8,030,391

Mining & Metals (0.42%)
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	501,454
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,380,336

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	$500,000	$521,454
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,048,213
Alcoa Inc.
5.870%, 02/23/2022	756,000	820,175
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	1,009,300
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	540,880
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,044,585

		7,866,397

Oil & Gas (1.91%)
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,002,320
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,502,037
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,040,645
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,042,245
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,006,376
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,009,025
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,194,097
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,169,818
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,004,900
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,059,626
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,017,886
Exxon Mobil Corp.
2.397%, 03/06/2022	1,000,000	1,002,047
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,974,286
Shell International Finance
2.375%, 08/21/2022	1,000,000	984,973
Chevron Corp.
2.355%, 12/05/2022	1,000,000	979,832
Total Capital International SA
2.700%, 01/25/2023	1,000,000	997,515
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,984,568
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,025,415
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	498,556
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,046,783

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Exxon Mobil Corp.
3.176%, 03/15/2024	$2,000,000	$2,044,828
2.709%, 03/06/2025	1,000,000	980,905
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,008,851
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	509,674
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,018,970
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,123,235
Exxon Mobil Corp.
3.043%, 03/01/2026	1,000,000	999,191
Shell International Finance
2.875%, 05/10/2026	1,000,000	972,880

		35,201,484

Retailers (1.46%)
Target Corp.
6.000%, 01/15/2018	500,000	519,707
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,043,336
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,037,546
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,011,860
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,009,883
Target Corp.
2.300%, 06/26/2019	1,000,000	1,015,329
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,170,542
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,089,532
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,023,213
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,001,917
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,039,786
Home Depot Inc.
2.625%, 06/01/2022	500,000	505,276
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,032,502
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	2,022,640
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,000,153
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,050,684
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	520,316
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,026,288
Target Corp.
3.500%, 07/01/2024	1,000,000	1,037,969

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc.
3.350%, 09/15/2025	$1,000,000	$1,033,557
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,024,456
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,001,121
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	953,856
Target Corp.
2.500%, 04/15/2026	1,000,000	942,764
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	923,743

		27,037,976

Telecom & Telecom Equipment (0.89%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,009,222
2.300%, 03/11/2019	1,000,000	1,005,795
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,067,114
3.450%, 03/15/2021	1,000,000	1,032,369
Deutsche Telekom International Finance BV (b)
1.950%, 09/19/2021	1,000,000	969,544
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,992,845
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	976,291
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,939,036
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	982,833
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,054,288
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,040,991
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	521,338
2.950%, 02/28/2026	500,000	499,163
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	915,729
Cisco Systems Inc.
2.500%, 09/20/2026	500,000	479,704

		16,486,262

Transportation (0.74%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,036,717
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,012,892
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	513,018
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,007,156

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Burlington Northern Santa Fe
3.000%, 03/15/2023	$1,500,000	$1,525,728
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	998,324
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,048,881
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,057,162
Union Pacific Corp.
3.250%, 08/15/2025	500,000	511,463
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	1,973,736
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	980,147
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	485,866
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	477,481

		13,628,571

Utilities & Energy (4.00%)
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,011,095
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,542,994
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,036,709
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,038,558
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	521,889
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,044,322
Consolidated Edison Co. of New York
5.850%, 04/01/2018	500,000	522,576
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,040,543
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	521,870
2.300%, 09/15/2018	1,000,000	1,013,359
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,518,522
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	1,001,837
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	517,316
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,123,670
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	514,532
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	999,885
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,034,604
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,014,352

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
2.850%, 05/15/2022	$1,000,000	$1,011,940
Detroit Edison Co.
2.650%, 06/15/2022	500,000	501,041
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	986,150
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,004,535
Northern States Power Co.
2.150%, 08/15/2022	500,000	489,502
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	986,699
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,005,516
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	984,209
PECO Energy Co.
2.375%, 09/15/2022	500,000	496,259
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	986,473
Tampa Electric Co.
2.600%, 09/15/2022	500,000	489,564
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	492,088
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	985,094
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	994,485
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	999,300
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,970,562
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,018,682
Pacificorp
2.950%, 06/01/2023	1,000,000	1,008,469
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,022,948
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,036,025
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,034,987
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,056,460
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,106,074
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	513,048
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,024,554
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,051,136
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,028,693

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
DTE Electric Co.
3.650%, 03/15/2024	$2,000,000	$2,118,324
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,039,166
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,033,172
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,025,702
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	979,343
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	503,776
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	992,713
Wisconsin Electric Power
3.100%, 06/01/2025	500,000	499,245
Pacific Gas & Electric
3.500%, 06/15/2025	1,000,000	1,024,662
Southern California Gas Co.
3.200%, 06/15/2025	500,000	510,534
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,015,361
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,008,788
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	507,491
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,013,015
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,008,762
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,007,325
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,018,861
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,000,933
Brooklyn Union Gas Co. (b)
3.407%, 03/10/2026	1,000,000	1,013,757
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,012,350
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	960,427
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	959,355
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	969,950
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	951,589
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	962,659
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	472,345

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Public Service Electric and Gas Co.
2.250%, 09/15/2026	$1,000,000	$932,951
AEP Transmission Co. LLC (b)
3.100%, 12/01/2026	500,000	495,997
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	489,595
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	985,321

		73,816,595

Total Corporate Bonds
(cost $403,681,163)		408,172,235

Foreign Government Bonds (0.11%)
Province of Quebec
2.500%, 04/20/2026	1,000,000	972,869
Province of Ontario
2.500%, 04/27/2026	1,000,000	976,166

Total Foreign Government Bonds
(cost $1,993,826)		1,949,035

Government Agency Securities (c) (3.68%)
Agency Commercial Mortgage-Backed Securities (3.42%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,243,230
2.839%, 10/25/2022	7,580,864	7,762,774
2.615%, 01/25/2023	2,000,000	2,017,734
2.406%, 03/25/2023	1,000,000	999,977
2.454%, 08/25/2023	2,000,000	1,991,246
3.062%, 11/25/2023	500,000	515,194
2.811%, 01/25/2025	2,000,000	2,011,466
3.010%, 07/25/2025	2,000,000	2,031,546
2.745%, 01/25/2026	500,000	495,976
2.673%, 03/25/2026	2,000,000	1,970,734
2.525%, 05/25/2026	2,000,000	1,944,330
2.570%, 07/25/2026	2,000,000	1,948,542
2.653%, 08/25/2026	1,500,000	1,469,448
3.120%, 09/25/2026	1,500,000	1,526,784
3.300%, 10/25/2026	1,500,000	1,547,492
3.347%, 11/25/2026	2,000,000	2,071,116
3.413%, 12/25/2026 (d)	1,500,000	1,553,850
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,072,926
2.308%, 10/25/2023	1,000,000	978,928
2.827%, 04/25/2025	2,000,000	2,007,772
2.940%, 11/25/2025	1,000,000	1,003,606
2.488%, 05/25/2026	1,000,000	963,849
2.292%, 06/25/2026	1,000,000	948,035
2.369%, 07/25/2026	2,000,000	1,906,398
2.449%, 09/25/2026	2,000,000	1,912,992
2.477%, 09/25/2026	1,000,000	963,026
2.499%, 09/25/2026	1,000,000	952,437
2.416%, 10/25/2026	1,500,000	1,434,284

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
2.784%, 02/25/2027	$1,000,000	$986,518

		63,232,210

Agency Notes & Bonds (0.26%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,018,429
1.750%, 10/15/2018	1,500,000	1,512,430
3.875%, 02/15/2021	2,000,000	2,159,968

		4,690,827

Total Government Agency Securities
(cost $68,345,678)		67,923,037

U.S. Treasury Obligations (9.77%)
U.S. Treasury Notes
3.250%, 03/31/2017	5,000,000	5,011,720
3.500%, 02/15/2018	15,000,000	15,365,040
3.750%, 11/15/2018	10,000,000	10,441,410
3.125%, 05/15/2019	10,000,000	10,395,700
3.625%, 08/15/2019	10,000,000	10,549,610
3.375%, 11/15/2019	10,000,000	10,525,000
3.625%, 02/15/2020	10,000,000	10,623,050
3.500%, 05/15/2020	20,000,000	21,214,840
1.375%, 10/31/2020	5,000,000	4,947,655
3.625%, 02/15/2021	10,000,000	10,730,860
2.000%, 02/28/2021	5,000,000	5,050,780
2.000%, 11/15/2021	25,000,000	25,143,550
2.500%, 08/15/2023	10,000,000	10,223,050
2.750%, 11/15/2023	10,000,000	10,366,410
2.500%, 05/15/2024	5,000,000	5,096,875
2.000%, 02/15/2025	15,000,000	14,683,590

Total U.S. Treasury Obligations
(cost $175,435,304)		180,369,140

	Shares	Value
Short-term Investments (1.71%)
JPMorgan U.S. Government Money Market Fund Capital Shares	31,633,059	$31,633,059

Total Short-term Investments
(cost $31,633,059)		31,633,059

TOTAL INVESTMENTS (99.46%)
(cost $1,096,785,580)		1,836,798,540
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.54%)		9,982,388

NET ASSETS (100.00%)		$1,846,780,928

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the value of these securities amounted to $17,768,948 or 0.96% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(d)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

ADR - American Depositary Receipt

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2017

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (96.14%)
U.S. Treasury Notes
2.375%, 07/31/2017	$5,000,000	$5,034,960
1.875%, 08/31/2017	5,000,000	5,028,320
1.875%, 09/30/2017	10,000,000	10,066,410
1.875%, 10/31/2017	10,000,000	10,073,050
2.250%, 11/30/2017	10,000,000	10,105,470
2.750%, 12/31/2017	7,500,000	7,616,602
2.625%, 01/31/2018	12,000,000	12,185,628
2.750%, 02/28/2018	10,000,000	10,175,000
2.875%, 03/31/2018	10,000,000	10,202,730
2.625%, 04/30/2018	10,000,000	10,187,890
2.375%, 05/31/2018	5,000,000	5,084,375
2.375%, 06/30/2018	10,000,000	10,177,730
2.250%, 07/31/2018	10,000,000	10,167,580
1.375%, 11/30/2018	10,000,000	10,038,280
1.375%, 12/31/2018	10,000,000	10,033,200
1.250%, 01/31/2019	10,000,000	10,008,590
1.375%, 02/28/2019	10,000,000	10,028,520
1.500%, 03/31/2019	10,000,000	10,048,440
1.125%, 05/31/2019	10,000,000	9,961,330
1.250%, 10/31/2019	15,000,000	14,940,825
1.375%, 01/31/2020	10,000,000	9,975,000
1.375%, 02/29/2020	5,000,000	4,982,030
1.375%, 03/31/2020	5,000,000	4,978,905
1.125%, 04/30/2020	5,000,000	4,937,305
1.500%, 05/31/2020	5,000,000	4,989,455
1.875%, 06/30/2020	10,000,000	10,097,660
1.625%, 07/31/2020	5,000,000	5,002,735
1.375%, 08/31/2020	5,000,000	4,957,420
2.125%, 01/31/2021	10,000,000	10,151,560
1.375%, 04/30/2021	10,000,000	9,836,720
2.000%, 05/31/2021	10,000,000	10,083,980
1.125%, 07/31/2021	5,000,000	4,849,805
2.000%, 08/31/2021	5,000,000	5,032,615
2.000%, 10/31/2021	7,500,000	7,542,480
1.875%, 11/30/2021	10,000,000	10,000,390
1.500%, 01/31/2022	10,000,000	9,813,670
1.750%, 02/28/2022	10,000,000	9,920,700
1.750%, 03/31/2022	10,000,000	9,914,060
1.750%, 04/30/2022	5,000,000	4,952,540
1.750%, 05/15/2022	10,000,000	9,897,270
1.625%, 08/15/2022	8,500,000	8,338,968
1.750%, 09/30/2022	5,000,000	4,928,710
1.875%, 10/31/2022	2,000,000	1,983,046
2.000%, 11/30/2022	2,500,000	2,494,432

Total U.S. Treasury Obligations
(cost $362,902,385)		360,826,386

	Shares	Value
Short-term Investments (3.38%)
JPMorgan U.S. Government Money Market Fund Capital Shares	12,700,694	$12,700,694

Total Short-term Investments
(cost $12,700,694)		12,700,694

TOTAL INVESTMENTS (99.52%)
(cost $375,603,079)		373,527,080
OTHER ASSETS, NET OF LIABILITIES (0.48%)		1,786,658

NET ASSETS (100.00%)		$375,313,738

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.96%)
Alabama (2.14%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,107,384
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,223,261
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	585,000	598,010
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	615,198
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	985,906
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	638,805
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	525,000	564,737
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2027	NR	2,015,000	2,173,883
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	669,020
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	310,000	333,402
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2028	NR	1,190,000	1,283,832
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	694,313
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,310,596
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,798,475

					14,996,822

Alaska (2.25%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,078,830
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	588,299
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	296,740
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,017,720
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	648,760
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,116,760
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.500%	07/01/2025	Aa2	1,190,000	1,310,571
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,113,834
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,068,060
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,426,210
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,118,394
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,457,438
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,138,624
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,421,086

					15,801,326

Arizona (4.91%)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	531,205
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A2	4,180,000	4,530,409
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa3	1,965,000	2,200,328
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	540,355
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	1,035,000	1,047,875
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,059,590
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	A+	1,000,000	1,012,440

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	$570,000	$604,890
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	585,085
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	528,942
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa3	1,000,000	1,163,510
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,080,230
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,143,400
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	976,286
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,328,455
Pima County, Arizona, General Obligation Bonds, Series 2009A (Economically Defeased to 07-01-2019 @ 100) (b)	4.000%	07/01/2023	AA-	1,500,000	1,596,825
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,230,395
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,894,306
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A (Prerefunded to 01-01-2018 @ 100) (b)	5.000%	01/01/2024	AA	1,500,000	1,551,990
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,079,990
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,286,521
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	642,407
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	594,110
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	849,548
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,171,620
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	461,212
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,188,066
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	Aa2	1,000,000	1,004,840
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	532,830

					34,417,660

Arkansas (3.18%)
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A (Prerefunded to 06-01-2017 @ 100) (b)	4.500%	06/01/2021	Aa3	1,320,000	1,332,316
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.125%	10/01/2022	Aa3	100,000	106,506
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	677,707
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,511,560
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2024	Aa3	335,000	357,448
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,446,561
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	1,025,000	1,013,376
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,014,460
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,298,500

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008	5.250%	10/01/2028	A	$915,000	$970,065
City of Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.250%	10/01/2028	NR	585,000	624,201
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	430,481
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,048,520
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008 (Prerefunded to 10-01-2018 @ 100) (b)	5.500%	10/01/2030	Aa3	500,000	535,455
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	921,629

					22,288,785

California (4.50%)
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,177,736
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,908,497
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,456,884
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	4.000%	08/01/2024	Aa3	250,000	279,888
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	266,342
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008 (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	AAA	575,000	606,550
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	Aa1	1,115,000	1,222,531
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	Aa1	1,275,000	1,409,156
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.250%	08/01/2026	Aa1	1,555,000	1,650,073
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,267,186
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,076,990
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	2.000%	08/01/2027	Aa3	875,000	782,145
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	748,552
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,608,664
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,002,708
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,216,846
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,762,864
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	AA-	2,835,000	2,834,943
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	566,784
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aa1	1,095,000	1,172,110
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	AA-	1,600,000	1,688,608

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	$3,000,000	$2,881,200
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	417,540
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	518,665

					31,523,462

Colorado (3.10%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	219,139
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,475,320
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,479,322
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2024	AA-	100,000	101,410
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2025	NR	1,500,000	1,579,050
Adams County School District No. 1, (Mapleton Public Schools), Adams County, Colorado, General Obligation Refunding Bonds, Series 2016	2.000%	12/01/2025	Aa3	375,000	360,656
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.500%	12/01/2025	AA-	210,000	210,983
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,122,000
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A (Prerefunded to 08-01-2018 @ 100) (b)	4.750%	08/01/2026	NR	1,465,000	1,542,206
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	2.750%	12/01/2026	AA-	200,000	203,254
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	2,949,660
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	499,949
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,052,350
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A (Prerefunded to 08-01-2017 @ 100) (b)	5.000%	08/01/2032	NR	2,000,000	2,035,640
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	A+	2,500,000	2,907,275

					21,738,214

Connecticut (3.81%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	525,500
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	560,889
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	130,349
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	532,890
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	621,096
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,532,015
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,025,000	1,026,527
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,003,720
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,036,060
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,822,140
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (c)	2.000%	07/01/2042	Aaa	18,000,000	16,938,360

					26,729,546

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (3.13%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	AA-	$1,000,000	$1,063,590
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	110,000	110,318
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,526,276
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,170,000	1,252,965
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	600,000	661,590
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,556,181
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	03/01/2022	Aa1	1,215,000	1,301,156
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	4.375%	06/01/2022	NR	1,500,000	1,513,530
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	422,009
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (Prerefunded to 09-01-2019 @ 100) (b)	4.000%	09/01/2023	Aa1	1,290,000	1,381,474
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	231,238
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,257,960
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,804,646
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 10-01-2018 @ 100) (b)	5.000%	10/01/2026	Aa2	2,000,000	2,126,200
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	471,184
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,416,281
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	862,575

					21,959,173

Georgia (1.55%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	214,702
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	271,488
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,278,902
Fayette County, Georgia, Water Revenue Bonds, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2021	NR	625,000	685,606
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,130,420
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,868,712
Fayette County, Georgia, Water Revenue Bond, Series 2009 (Prerefunded to 10-01-2019 @ 100) (b)	4.375%	10/01/2024	Aa2	750,000	811,852
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.625%	01/01/2028	AA	1,000,000	1,083,350
Forsyth County, Georgia, General Obligation Bonds, Series 2008A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2028	Aaa	1,000,000	1,079,210
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	2,300,000	2,476,203

					10,900,445

Hawaii (0.40%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	5.750%	01/01/2027	Aa2	2,000,000	2,171,220
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	658,858

					2,830,078

Idaho (0.14%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.625%	08/01/2022	AA	1,000,000	1,016,080

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (0.50%)
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	$1,200,000	$1,316,652
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,193,880

					3,510,532

Indiana (3.15%)
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	130,000	135,083
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	910,000	963,999
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,242,556
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	254,305
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	A1	2,075,000	2,275,404
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2022	Aa3	500,000	538,290
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	203,898
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series O (Prerefunded to 01-01-2019 @ 100) (b)	5.250%	07/01/2023	Aa3	1,060,000	1,141,175
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	238,252
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	232,783
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	A1	1,530,000	1,666,583
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,411,721
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	1,000,000	907,450
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,316,077
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,305,000	1,174,291
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA-	1,190,000	1,282,011
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA-	500,000	561,805
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,077,320
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	228,719
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	A+	3,000,000	3,461,460
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	791,070

					22,104,252

Iowa (4.22%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,233,126
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,394,482
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2025	Aa2	2,095,000	1,952,498
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	270,729
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,402,161
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2025	AA	1,775,000	1,862,774
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.000%	06/01/2026	Aa2	2,135,000	1,941,505
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	508,380
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,136,531

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	$2,445,000	$2,444,927
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.625%	07/01/2026	AA	1,750,000	1,836,538
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2027	Aa3	2,000,000	2,021,100
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.125%	06/01/2027	Aa2	2,180,000	1,973,401
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,615,426
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,173,942
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	3,000,000	2,695,830
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (Prerefunded to 07-01-2018 @ 100) (b)	4.750%	07/01/2027	AA	1,950,000	2,049,645
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2019 @ 100) (b)	5.000%	06/01/2028	Aa2	1,000,000	1,087,140

					29,600,135

Kansas (3.13%)
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2022	Aaa	1,000,000	1,018,370
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	2,044,170
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007 (Prerefunded to 11-01-2017 @ 100) (b)	4.500%	11/01/2022	Aa2	890,000	911,841
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.500%	09/01/2023	Aaa	1,615,000	1,644,668
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes) (Crossover Refunding to 09-01-2017 @ 100) (b)	4.625%	09/01/2024	Aaa	1,895,000	1,930,986
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A (Prerefunded to 10-01-2019 @ 100) (b)	5.000%	10/01/2024	AA-	2,000,000	2,196,620
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.500%	09/01/2025	Aaa	1,115,000	1,171,887
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2026	Aaa	2,220,000	2,341,478
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,789,841
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,507,999
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,042,310
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,359,610

					21,959,780

Kentucky (1.45%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	A1	2,040,000	2,115,908
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,878,986
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,542,150
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,196,436

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (Cont.)
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa3	$3,660,000	$3,444,719

					10,178,199

Maine (0.53%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	102,346
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,597,251

					3,699,597

Maryland (1.15%)
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,206,804
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A (Prerefunded to 04-01-2018 @ 100) (b)	4.625%	04/01/2026	Aa1	2,140,000	2,225,771
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2027	Aa1	1,500,000	1,618,815
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,019,460

					8,070,850

Massachusetts (0.65%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aa1	2,000,000	2,258,600
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,287,780

					4,546,380

Michigan (4.08%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	517,680
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	469,168
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,061,830
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa3	425,000	479,642
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2022	Aa2	2,000,000	2,013,200
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	745,990
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	308,712
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa3	450,000	515,160
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,575,971
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	448,864
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	673,038
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,085,785
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	753,788
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa3	1,260,000	1,445,119

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	$1,290,000	$1,380,016
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa3	2,300,000	2,449,937
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,159,463
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,129,360
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	538,190
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,152,634
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	806,992
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	862,905
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	321,564
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	683,940
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	790,377
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,236,136

					28,605,461

Minnesota (1.96%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,146,714
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	200,483
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H (Prerefunded to 11-01-2019 @ 100) (b)	4.500%	11/01/2024	NR	815,000	886,565
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,819,642
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,037,350
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Aa3	3,860,000	4,030,149
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,636,062

					13,756,965

Mississippi (1.83%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa2	1,000,000	1,081,320
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,746,798
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2025	NR	2,290,000	2,397,630
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project) (Prerefunded to 04-01-2018 @ 100) (b)	5.375%	04/01/2026	NR	1,000,000	1,047,000
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,076,050

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	$2,305,000	$2,490,068

					12,838,866

Missouri (2.83%)
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A (Prerefunded to 07-01-2017 @ 100) (b)	4.500%	01/01/2021	Aaa	1,060,000	1,073,367
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	482,754
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	640,000	640,000
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2023	NR	815,000	815,000
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,244,976
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	3,000,000	3,215,460
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa2	465,000	506,390
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	4.750%	03/01/2027	Aa1	5,750,000	5,945,960
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa2	400,000	433,208
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008 (Crossover Refunding to 03-01-2018 @ 100) (b)	5.000%	03/01/2028	AA	2,000,000	2,073,900
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa2	425,000	457,750
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	825,862
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,132,080

					19,846,707

Montana (0.52%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	910,078
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	532,203
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,076,998
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,139,770

					3,659,049

Nebraska (2.10%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,417,000
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,794,343
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,194,850
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	A+	145,000	151,982
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	A+	180,000	200,117

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	$1,925,000	$2,211,305
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	162,630
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	A+	250,000	289,390
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	776,078
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	267,328
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	A+	260,000	298,579
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	345,556
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2030	AA-	700,000	818,202
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,113,788
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	565,000	654,360

					14,695,508

Nevada (0.46%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,212,323

New Hampshire (0.22%)
New Hampshire Municipal Bond Bank Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2023	Aa3	1,500,000	1,526,550

New Jersey (3.35%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,310,000	1,342,933
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	1,939,729
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,655,469
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,196,926
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	332,908
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	809,452
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,840,870
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA+	685,000	728,004
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,260,906
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	821,962
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	638,346
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	518,773
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,564,961
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,477,186
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,064,330
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa1	1,140,000	1,216,688

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	$2,000,000	$2,061,740

					23,471,183

New Mexico (3.20%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,732,295
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,628,925
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,130,640
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,641,418
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,030,618
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,051,250
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,280,522
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	745,996
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	916,776
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	767,921
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	926,064
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A1	1,515,000	1,528,468
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	791,736
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	937,980
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A1	1,515,000	1,517,757
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	807,030

					22,435,396

New York (2.35%)
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,697,168
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2020	AA+	410,000	415,002
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,192,510
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,341,280
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B (Economically Defeased to 07-15-2017 @ 100) (b)	4.000%	07/15/2023	AA+	315,000	318,843
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,705,795
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	470,230
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,048,100
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,470,790
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,833,575

					16,493,293

North Carolina (1.42%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,038,150
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B (Prerefunded to 03-01-2019 @ 100) (b)	5.000%	03/01/2022	Aa2	1,000,000	1,078,170
County of Pender, North Carolina, General Obligation School Bonds, Series 2007 (Prerefunded to 03-01-2017 @ 100) (b)	4.375%	03/01/2022	Aa2	545,000	545,000

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	$1,000,000	$1,088,990
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,052,910
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,555,000	1,580,797
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,086,260
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa1	1,210,000	1,314,108
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	833,000
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	311,274

					9,928,659

North Dakota (0.52%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,077,380
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	864,799
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	848,515
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	839,158

					3,629,852

Ohio (2.97%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,182,060
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,108,039
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,352,161
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa2	660,000	673,761
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	527,746
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,629,371
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa2	865,000	873,010
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,005,340
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	204,237
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,345,612
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,164,450
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,687,023
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2028	Aa2	225,000	261,371
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2029	Aa3	800,000	936,440

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2029	Aa2	$200,000	$231,252
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2030	Aa3	1,335,000	1,557,291
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	387,812
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,735,335

					20,862,311

Oklahoma (1.11%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,665,675
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,016,560
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,101,846

					7,784,081

Oregon (2.12%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,082,370
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2023	Aa3	1,500,000	1,579,260
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	393,548
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,445,657
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	655,000	660,522
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	795,220
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.500%	12/01/2025	AA-	400,000	395,336
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A), (Refunding)	2.850%	12/01/2025	Aa1	385,000	387,814
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	715,165
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	800,558
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-01-2019 @ 100) (b)	4.625%	06/01/2028	AA	1,335,000	1,440,265
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,959,400
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009 (Prerefunded to 06-15-2019 @ 100) (b)	5.000%	06/15/2029	AA	2,000,000	2,177,280

					14,832,395

Pennsylvania (1.64%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa1	1,605,000	1,777,842
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	443,687
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa1	2,505,000	2,749,313
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	2,059,658
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	424,376

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	$340,000	$369,549
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	329,708
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,736,370
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,365,000	1,590,157

					11,480,660

South Carolina (2.06%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007 (Prerefunded to 07-01-2017 @ 100) (b)	5.000%	07/01/2022	A1	1,000,000	1,014,080
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,584,165
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,844,074
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010 (Prerefunded to 02-01-2020 @ 100) (b)	4.500%	02/01/2025	Aa1	1,035,000	1,124,652
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	834,048
University of South Carolina, Higher Education Revenue Bonds, Series 2008A (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	06/01/2025	Aa2	1,130,000	1,184,421
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA-	355,000	359,984
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA-	370,000	383,039
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA-	380,000	391,278
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA-	520,000	548,267
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,132,132
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,462,746
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA-	535,000	557,128

					14,420,014

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	261,652

Tennessee (2.37%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.000%	03/01/2021	Aa1	1,050,000	1,112,475
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	688,529
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,087,391
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	698,482
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA+	2,000,000	2,088,960
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,204,483
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	964,631
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,201,719
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,000,000
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	766,898

28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	$750,000	$789,472
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	813,339
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,237,242

					16,653,621

Texas (3.47%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,093,890
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,078,190
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,649,217
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,199,600
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aa1	85,000	88,070
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,771,357
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,760,314
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	2.250%	08/01/2026	Aaa	2,285,000	2,171,161
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A (Prerefunded to 11-15-2018 @ 100) (b)	5.250%	11/15/2026	Aa3	3,000,000	3,210,120
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,783,848
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,000,000	1,044,370
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009 (Prerefunded to 02-15-2019 @ 100) (b)	5.000%	02/15/2027	AA	1,000,000	1,076,640
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,333,556
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A (Prerefunded to 02-15-2018 @ 100) (b)	5.250%	02/15/2028	Aa1	1,000,000	1,042,030

					24,302,363

Utah (0.98%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	441,209
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	643,794
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	4.750%	06/01/2022	Aa2	2,375,000	2,398,892
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,300,673
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008 (Prerefunded to 06-15-2018 @ 100) (b)	5.000%	06/15/2029	Aa3	1,970,000	2,070,194

					6,854,762

Virginia (1.89%)
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007 (Prerefunded to 11-01-2017 @ 100) (b)	4.250%	11/01/2020	Aaa	2,540,000	2,599,004
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,593,600
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007 (Prerefunded to 06-01-2017 @ 100) (b)	5.000%	06/01/2023	Aa3	1,235,000	1,248,029
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,155,654

See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	$330,000	$361,822
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,181,460
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	708,078
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa1	1,205,000	1,289,001
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,133,160

					13,269,808

Washington (5.87%)
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	A	735,000	749,590
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	A1	15,000	15,298
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	340,000	356,153
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	652,445
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	588,007
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,072,588
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	255,729
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016 (Prerefunded to 12-01-2019 @ 100) (b)	4.625%	12/01/2024	NR	3,765,000	4,112,058
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	594,188
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008 (Prerefunded to 04-01-2019 @ 100) (b)	6.000%	04/01/2025	Aa2	1,325,000	1,461,170
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2025	AA+	1,000,000	1,048,160
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,332,931
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,140,140
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,169,260
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	525,760
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,735,000
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	360,269
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	414,892
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,171,521
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,127,690
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	359,289
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,097,960
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,130,730
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	1,988,480
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,784,342
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	Aa2	985,000	1,108,361
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	5,828,000

30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	$2,100,000	$2,367,456
State of Washington, Various Purpose General Obligation Bonds, Series 2009A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2031	Aa1	1,500,000	1,580,565

					41,128,032

West Virginia (1.58%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,849,553
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,629,920
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA-	1,105,000	1,191,433
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	382,834
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	117,064
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA-	2,180,000	2,338,442
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	599,640

					11,108,886

Wisconsin (3.13%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	256,388
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (b)	4.750%	04/01/2022	Aa2	1,000,000	1,003,200
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	180,492
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	888,160
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	291,338
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	332,841
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,027,660
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,111,500
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	955,000	884,129
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,552,859
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,007,258
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	367,615
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	294,772
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	425,592
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C (Prerefunded to 04-01-2020 @ 100) (b)	5.000%	04/01/2029	AA+	3,000,000	3,344,400
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	Aa2	1,000,000	1,058,880
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,151,460

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2017

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	$2,000,000	$2,288,080
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	2,200,000	2,508,770

					21,975,394

Total Long-term Municipal Bonds
(cost $669,262,664)					686,905,107

Short-term Municipal Variable Rate Demand Notes (0.43%)
Massachusetts (0.40%)
The Commonwealth of Massachusetts, General Obligation Bonds, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series B (d)	0.520%	12/01/2030	Aa1	2,775,000	2,775,000

New York (0.03%)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB (d)	0.570%	06/15/2025	Aa1	225,000	225,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $3,000,000)					3,000,000

				Shares	Value
Short-term Investments (0.65%)
JPMorgan U.S. Government Money Market Fund Capital Shares				4,543,975	$4,543,975

Total Short-term Investments
(cost $4,543,975)					4,543,975

TOTAL INVESTMENTS (99.04%)
(cost $676,806,639)					694,449,082
OTHER ASSETS, NET OF LIABILITIES (0.96%)					6,751,048

NET ASSETS (100.00%)					$701,200,130

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)	Rate shown is as of February 28, 2017.

NR - Not Rated

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2017. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2017, the Municipal Bond Fund did not have any commitments for when-issued securities.

33

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amendments to modernize reporting and disclosure of information by registered investment companies. Amendments to Regulation S-X include standardized, enhanced disclosure about derivatives in investment company financial statements and changes to rules governing the form and content of such financial statements. The amendments to Regulation S-X are effective August 1, 2017. At this time, management is evaluating the impact these Regulation S-X amendments may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

34

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of February 28, 2017:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,498,049,517	$—	$—	$4,498,049,517
Short-term Investments	60,589,390	—	—	60,589,390
Balanced Fund
Common Stocks (a)	1,146,752,034	—	—	1,146,752,034
Corporate Bonds (a)	—	408,172,235	—	408,172,235
Foreign Government Bonds	—	1,949,035	—	1,949,035
Agency Commercial Mortgage-Backed Securities	—	63,232,210	—	63,232,210
Agency Notes & Bonds	—	4,690,827	—	4,690,827
U.S. Treasury Obligations	—	180,369,140	—	180,369,140
Short-term Investments	31,633,059	—	—	31,633,059
Interim Fund
U.S. Treasury Obligations	—	360,826,386	—	360,826,386
Short-term Investments	12,700,694	—	—	12,700,694
Municipal Bond Fund
Long-term Municipal Bonds	—	686,905,107	—	686,905,107
Short-term Municipal Variable Rate Demand Notes	—	3,000,000	—	3,000,000
Short-term Investments	4,543,975	—	—	4,543,975

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2016 or for the period ended February 28, 2017. There were no transfers of securities between Level 1 and Level 2 as of February 28, 2017 as compared to November 30, 2016.

4.	Income Taxes

As of February 28, 2017, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,633,682,688	$2,934,821,692	$(9,865,473)	$2,924,956,219
Balanced Fund	1,096,785,580	751,206,607	(11,193,647)	740,012,960
Interim Fund	375,603,079	775,949	(2,851,948)	(2,075,999)
Municipal Bond Fund	676,806,639	22,221,185	(4,578,742)	17,642,443

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Schedules of Investments.

35

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	April 24, 2017

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	April 24, 2017